Accounts payable, other payables and accruals - Summary of Accounts payable, other payables and accruals (Detail) - USD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022		May 01, 2021	[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable	$ 493	$ 10	[1]	$ 14
Accounts and other payables	493	10
Other payables and accruals	3,253	1,540
Accrued issue cost	0	1,907
Total other payables and accruals	3,253	3,447
Digital solutions services—financial services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable	14	10
Hotel operations, hospitality and VIP services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts payable	$ 479	$ 0

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.